SCHEDULE OF RECONCILIATION OF DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations	$ (3,468,430)	$ (19,289,927)	$ (7,446,001)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	304,284	386,940	3,162,739
Cost of revenue	(1,153,971)	(575,868)	(3,435,254)
Selling expenses	(2,333)	(104,438)	(216,146)
Reversal from (provision for) warranty liability	112,864	674,122	(42,176)
General and administrative expenses	(292,048)	(1,371,078)	(2,566,588)
Depreciation and amortization expense	(11,387)	(1,713,096)	(1,385,840)
Amortization of operating and finance right-of-use assets	(1,579,611)	(1,582,452)	(1,607,292)
(Provision for) reversal from credit loss	(425,124)	(2,763,188)	301,002
Impairment of property, plant and equipment	(526,793)	(10,350,589)
Research and development expenses	(18,266)	(108,863)	(873,968)
Interest expense	(59,549)	(377,074)	(82,474)
Charges of legal compensation and contract default penalty expense	(74,982)	(436,809)	(30,295)
Gain (loss) on disposals of property, plant, and equipment	366,708	(52,220)
Other income due to debt forgiven by a third party	8,995	55,998	375,699
Government grant			124,685
Others, net	(80,950)	(398,450)	111,033
Loss from discontinued operations, before income tax	(3,468,430)	(19,289,927)	(7,446,001)
Income tax expense
Net loss from discontinued operations	(3,468,430)	(19,289,927)	(7,446,001)
Discontinued Operations [Member] | Idle Capacity [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost of revenue	$ (36,267)	$ (572,862)	$ (1,281,126)